CONVERTIBLE PROMISSORY NOTES AND SHORT TERM LOANS (Details Narrative 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Nov. 30, 2022	Dec. 21, 2021	May 22, 2020
Face value								$ 364,000	$ 12,400,000
Debt Conversion, Description					The redemption price was determined in accordance to the Series B note agreement, where the Company has an option to redeem the note at 115% of its principal value instead of converting the note upon receipt of a conversion notice. The difference between the redemption cash payment and the book value of the note redeemed, including the derivative liability associated to the note
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	9,590		9,590		57,536
Proceeds from convertible notes, net					$ 2,355,318
Debt issuance costs									$ 193,437
Redemption of convertible notes					126,680
Gains losses on extinguishment of debt	$ 2,148	$ 5,391	$ 15,280	$ (85,537)	(71,119)	(1,155,642)
Derivative liabilities	2,067,626		2,067,626		1,767,281	873,149
Series A Preferred Stock [Member]
Interest accruals										$ 15,000
Convertible notes payable remaining	200,000		$ 200,000		200,000
Series B Preferred Stock [Member]
Debt Conversion, Description			Holders may elect to convert shares of Series B Preferred Stock to common stock at an alternate conversion price equal to 80% (or 70% if the Company’s common stock is suspended from trading on or delisted from a principal trading market or if the Company has effected a reverse split of the common stock) of the lowest daily volume weighed average price of the common stock during the Alternate Conversion Measuring Period (as defined in the Certificate of Designations). In the event the Company receives a conversion notice that elects an alternate conversion price, the Company may, at its option, elect to satisfy its obligation under such conversion with payment in cash in an amount equal to 110% of the conversion amount.
Proceeds from convertible notes, net			$ 1,900,000
Interest accruals					84,863
Convertible notes payable remaining	38,677		38,677		$ 157,720
Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		306,604		306,604
Series B Notes [Member]
Face value						840,000
Proceeds from convertible notes, net							$ 1,240,000
Debt issuance costs						10,000
Initial debt discount						$ 1,312,500
Series B Notes [Member] | Common Stock [Member]
Debt Conversion, Description							The Series B Notes will automatically convert into common stock upon a merger, consolidation, exchange of shares, recapitalization, reorganization, as a result of which the Company’s common stock shall be changed into another class or classes of stock of the Company or another entity, or in the case of the sale of all or substantially all of the assets of the Company other than a complete liquidation of the Company. Within the first 180 days after the issuance date, the Company may, at its discretion, redeem the notes for 115% of their face value plus accrued interest. The Company is obligated to issue warrants that accompany the convertible notes and provide 50% warrant coverage.
Series B Notes [Member] | Warrant [Member]
Warrants and Rights Outstanding, Term							3 years
Series B Notes [Member] | Warrant One [Member]
Exercise price							$ 6.36
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							100,000
Series B Notes [Member] | Warrant Two [Member]
Exercise price							$ 9.0
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							35,417
Series B Notes [Member] | Accredited Investors [Member]
Face value							$ 1,312,500
Series B Note [Member]
Face value	5,482		5,482
Interest accruals	88,263		88,263
Redemption of convertible notes	16,667		119,043
Payment redeemed cash	20,000		142,851
Gains losses on extinguishment of debt	2,149		15,281
Derivative liabilities	$ 39,089		$ 39,089